Share-based compensation - Number of option and exercise price (Details)	12 Months Ended
	Dec. 31, 2021 Option USD ($) $ / shares	Dec. 31, 2020 Option $ / shares
2018 Stock Option Plan
Share-based compensation
Outstanding at Beginning, Number of options | Option	620,347	226,083
Granted, Number of options | Option		394,264
Outstanding at ending, Number of options | Option	620,347	620,347
Exercisable, Number of options | Option	216,377
Outstanding at Beginning, Weighted average exercise price	$ 0.01	$ 0.01
Granted, Weighted average exercise price		0.01
Outstanding at ending, Weighted average exercise price	0.01	$ 0.01
2018 Stock Option Plan | Bottom of range
Share-based compensation
Exercised, Weighted average exercise price	0.01
2018 Stock Option Plan | Top of range
Share-based compensation
Exercised, Weighted average exercise price	$ 15.00
2020 U.S. Stock Option Plan,
Share-based compensation
Outstanding at Beginning, Number of options | Option	1,069,198
Granted, Number of options | Option	493,938	1,069,198
Outstanding at ending, Number of options | Option	1,563,136	1,069,198
Exercisable, Number of options | Option	301,676
Outstanding at Beginning, Weighted average exercise price	$ 2.76
Granted, Weighted average exercise price	12.69	$ 2.76
Outstanding at ending, Weighted average exercise price	$ 5.90	$ 2.76
Outstanding, Weighted average remaining contractual term	8 years 10 months 24 days	9 years 6 months
2021 Long-term Incentive Option Plan
Share-based compensation
Granted, Number of options | $	1,307,150
Outstanding at ending, Number of options | $	1,307,150
Granted, Weighted average exercise price	$ 6.03
Outstanding at ending, Weighted average exercise price	$ 6.03
Outstanding, Weighted average remaining contractual term	9 years 10 months 24 days